UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21901

ALPINE GLOBAL DYNAMIC DIVIDEND FUND
(Exact name of registrant as specified in charter)

2500 Westchester Avenue, Suite 215, Purchase, New York		10577
(Address of principal executive offices)		(Zip code)

Alpine Woods Capital Investors, LLC 2500 Westchester Avenue, Suite 215 Purchase, New York 10577
(Name and address of agent for service)

Copies of information to:

Thomas R. Westle, Esq. Blank Rome LLP 405 Lexington Ave New York, NY 10174

Registrant’s telephone number, including area code:		914-251-0880

Date of fiscal year end:	October 31

Date of reporting period:	November 1, 2009 - January 31, 2010

Item 1 — Schedule of Investments.

Schedule of Portfolio Investments

January 31, 2010

		Value
Description	Shares	(Note 1)

COMMON STOCKS (104.7%)
Australia (3.6%)
Coal of Africa, Ltd.*	1,396,028	$2,649,952
Imdex, Ltd.	2,867,660	1,674,339
Mount Gibson Iron, Ltd.*	1,438,900	1,788,457
		6,112,748
Bermuda (0.8%)
Frontline, Ltd.	47,900	1,439,874
Brazil (15.6%)
Anhanguera Educacional Participacoes SA*	137,214	1,892,607
BM&F BOVESPA SA	273,200	1,845,006
Centrais Eletricas Brasileiras SA	261,800	5,560,993
Cia Brasileira de Distribuicao Grupo Pao de Acucar	60,200	2,019,974
Dufry South America, Ltd.	106,300	2,069,607
Hypermarcas SA*	331,328	3,815,985
Kroton Educacional SA	120,100	1,216,928
MRV Engenharia e Participacoes SA	240,300	1,548,883
PDG Realty SA Empreendimentos e Participacoes	185,400	1,476,315
Petroleo Brasileiro SA	61,300	2,486,941
Rossi Residencial SA	250,800	1,742,960
Totvs SA	17,100	1,051,401
		26,727,600
Canada (3.2%)
Suncor Energy, Inc.	70,300	2,224,995
Teck Resources, Ltd.*	99,100	3,252,462
		5,477,457
China (6.8%)
Ausnutria Dairy Corp., Ltd.*	2,241,800	1,616,971
China State Construction International Holdings, Ltd.	4,726,453	1,649,764
KWG Property Holding, Ltd.	1,616,276	982,596
Lumena Resources Corp.*	7,712,500	1,788,072
PCD Stores, Ltd.*	6,213,600	2,120,833
Shenguan Holdings Group, Ltd.*	3,915,437	3,025,859
Sinopharm Group Co.*	103,100	389,084
		11,573,179
Denmark (1.1%)
FLSmidth & Co. AS	28,100	1,813,730
Finland (1.0%)
Outotec Oyj.	52,400	1,771,272
France (1.8%)
NetGem SA	651,300	2,925,811
Video Futur Entertainment Group SA*	351,650	214,528
		3,140,339
Germany (2.9%)
Fresenius Medical Care AG & Co.	46,200	2,346,384
HeidelbergCement AG	29,000	1,755,102
Kontron AG	80,500	890,563
		4,992,049
Greece (0.6%)
Aegean Marine Petroleum Network, Inc.	31,583	982,547
Guernsey (1.7%)
KKR & Co. Guernsey LP*	291,631	2,901,728
Ireland (0.0%)
Anglo Irish Bank Corp. PLC*(1)	575,000	0
Israel (2.2%)
IncrediMail, Ltd.	96,531	767,422
Israel Chemicals, Ltd.	79,999	1,059,078
Teva Pharmaceutical Industries, Ltd.	35,500	2,013,560
		3,840,060
Italy (1.0%)
Azimut Holding SpA	143,679	1,783,935
Japan (1.0%)
Mitsubishi Corp.	72,900	1,766,269
Netherlands (2.8%)
Cascal NV	285,260	1,711,560
New World Resources N.V.	269,300	2,836,821
		4,548,381
New Zealand (0.9%)
Kathmandu Holdings, Ltd.*	1,165,276	1,597,836
Norway (3.2%)
Fred Olsen Energy ASA	52,900	2,080,096
Seadrill, Ltd.	147,100	3,385,064
		5,465,160
South Africa (2.6%)
Aquarius Platinum, Ltd. *	283,200	1,673,560
Mvelaphanda Resources, Ltd.*	209,000	1,391,277
Northam Platinum, Ltd.	221,700	1,446,739
		4,511,576
South Korea (1.7%)
Hyundai Motor Co.	30,100	2,927,738
Spain (1.4%)
Telvent GIT SA	66,578	2,398,140
Sweden (5.8%)
Atlas Copco AB	78,800	1,079,284
Bure Equity AB	775,740	2,834,712
Hennes & Mauritz AB	27,400	1,622,399
JM AB*	151,500	2,219,574
ORC Software AB	23,996	488,770
Tele2 AB, B Shares	122,300	1,736,325
		9,981,064
Switzerland (5.9%)
Nestle SA	39,600	1,885,359
Novartis AG ADR	34,000	1,820,020
Novartis AG(3)	49,900	2,674,474
Roche Holding AG	11,000	1,851,136
Syngenta AG	7,300	1,885,736
		10,116,725
United Kingdom (4.4%)
Heritage Oil PLC*	319,900	2,538,889
Reckitt Benckiser Group PLC	36,600	1,904,915

Vedanta Resources PLC	80,600	3,126,908
		7,570,712
United States (32.7%)
Abbott Laboratories	33,300	1,762,902
Anadarko Petroleum Corp.	54,600	3,482,388
Avon Products, Inc.	124,497	3,752,339
CF Industries Holdings, Inc.	15,000	1,392,900
Cliffs Natural Resources, Inc.	50,100	2,001,495
FirstEnergy Corp.	20,700	902,934
Halliburton Co.	119,300	3,484,753
Healthcare Services Group, Inc.	93,221	1,911,030
Hewlett-Packard Co.	27,300	1,285,011
Intel Corp.	95,100	1,844,940
ITC Holdings Corp.	79,900	4,292,228
JP Morgan Chase & Co.	90,500	3,524,070
Linear Technology Corp.	74,700	1,949,670
Macy’s, Inc.	111,400	1,774,602
Meridian Bioscience, Inc.	75,000	1,503,000
Microchip Technology, Inc.	107,200	2,766,832
Microsoft Corp.	66,900	1,885,242
Monsanto Co.	23,800	1,805,944
Och-Ziff Capital Management Group LLC	172,500	2,333,925
Ocwen Financial Corp.*	184,474	1,689,782
Pride International, Inc.*	59,100	1,749,360
QUALCOMM, Inc.	32,900	1,289,351
Rue21, Inc.*	20	561
Schlumberger, Ltd.	57,400	3,642,604
State Street Corp.	31,200	1,337,856
Target Corp.	29,700	1,522,719
TJX Cos., Inc.	26,600	1,011,066
		55,899,504
TOTAL COMMON STOCKS
(Identified Cost $175,191,835)		179,339,623

EQUITY - LINKED STRUCTURED NOTES (0.8%)
France (0.6%)
Sodexo*	17,800	979,044
United Kingdom (0.2%)
Compass Group PLC*	57,955	396,780
TOTAL EQUITY - LINKED STRUCTURED NOTES
(Identified Cost $1,401,337)		1,375,824

Description	7 Day Yield	Shares	Value (Note 1)

SHORT TERM INVESTMENTS (0.0%)(2)
Federated Treasury Obligations Money Market Fund	0.010%	69	69

TOTAL SHORT TERM INVESTMENTS
(Identified Cost $69)			69

TOTAL INVESTMENTS (105.5%)
(Identified Cost $176,593,241)			180,715,516

TOTAL LIABILITIES LESS OTHER ASSETS (-5.5%)			(9,515,556)

NET ASSETS (100.0%)			$171,199,960

*    Non-income producing security.

(1) Fair valued security; valued in accordance with procedures approved by the Fund’s Board of Trustees.

(2) Less than 0.05% of Total Net Assets.

(3) Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts form registration securities offered and sold outside of the United States. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant Securities Act of 1933, or pursuant to an exemption from registration.  These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustee’s.  As of January 31, 2010, the aggregate market value of those securities was $2,674,474, representing 1.6% of net assets.

Common Abbreviations

AB - Aktiebolag is the Swedish equivalent of the term corporation.

ADR - American Depositary Receipts

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

AS - Aktieselskab is the Danish term for a stock-based corporation.

ASA - Allmennaksjeselskap is the Norwegian term for a public limited company.

Co. - Company

Corp. - Corporation

Cos. - Companies

Inc. - Incorporated

LLC - Limited Liability Corporation

LP - Limited Partnership

Ltd. - Limited

NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

Oyj. - Osakeyhtio is the Finnish equivalent of a limited company.

PLC - Public Limited Company

REIT - Real Estate Investment Trust

SA - Generally designates corporations in various countries, mostly those employing the civil law.

SpA - Societa’ Per Azioni is an Italian shared company.

See Notes to Financial Statements

NOTES TO QUARTERLY PORTFOLIO INVESTMENTS

January 31, 2010

1. Organization:

Alpine Global Dynamic Dividend Fund (the “Fund”) is a diversified, closed-end management investment company. The Fund was organized as a Delaware statutory trust on May 11, 2006, and had no operating history prior to July 26, 2006. The Fund has an investment objective to provide high current dividend income, more than 50% of which qualifies for the reduced federal income tax rates created by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund also focuses on long-term growth of capital as a secondary investment objective.

The Fund had no operations prior to July 26, 2006 other than matters relating to its organization and the sale and issuance of 5,235.602 shares of beneficial interest in the Fund to Alpine Woods Capital Investors, LLC (“Alpine Woods”) at a net asset value of $19.10 per share. Alpine Woods serves as the Fund’s investment adviser. The Fund’s Common Shares are listed on the New York Stock Exchange (“NYSE”) under the symbol “AGD”.

The following summarizes the significant accounting policies of the Fund.

2. Security Valuation:

The net asset value (“NAV”) of shares of the Fund is calculated by dividing the value of the Fund’s net assets by the number of outstanding shares. NAV is determined each day the New York Stock Exchange (the “NYSE”) is open as of the close of regular trading (normally, 4:00 p.m., Eastern time). In computing NAV, portfolio securities of the Fund are valued at their current market values determined on the basis of market quotations. In computing the Fund’s net asset value, portfolio securities that are traded on a securities exchange in the United States, except for option securities, are valued at the last reported sale price as of the time of valuation, or lacking any current reported sale at the time of valuation, at the mean between the most recent bid and asked quotations. Each option security - traded on a securities exchange in the United States is valued at the last current reported sale price as of the time of valuation if the last current reported sale price falls within the consolidated bid/ask quote for the option security. If the last current reported sale price as of the time of valuation does not fall within the consolidated bid/ask quote for the option security, the security is valued at the mid-point of the consolidated bid/ask quote for the option security. Each security traded in the over-the-counter market and quoted on the NASDAQ National Market System, is valued at the NASDAQ Official Closing Price (“NOCP”), as determined by NASDAQ, or lacking an NOCP, the last current reported sale price as of the time of valuation by NASDAQ, or lacking any current reported sale on NASDAQ at the time of valuation, at the mean between the most recent bid and asked quotations. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued by the counterparty, or if the counterparty’s price is not readily available then by using the Black-Scholes method. Each other security traded over-the-counter is valued at the mean between the most recent bid and asked quotations. Short-term securities with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

When market quotations are not readily available or when the valuation methods mentioned above are not reflective of a fair value of the security, the security is valued at a fair value following procedures and/or guidelines approved by the Board of Trustees, which may include utilizing a systematic fair valuation model provided by an independent pricing system. The Fund may also use fair value pricing, if the value of a security it holds is, pursuant to Board of Trustees guidelines, materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is traded. These procedures may utilize valuations furnished by pricing services approved by the Board of Trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities. When fair value pricing is employed, the value of the portfolio security used to calculate the Fund’s net asset value may differ from quoted or official closing prices.

Securities that are principally traded in a foreign market are valued at the last current sale price at the time of valuation or lacking any current or reported sale, at the time of valuation, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day on which the NYSE is open. Trading of these securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on

Saturdays or on other days when the NYSE is not open and on which the Fund’s net asset value is not calculated. As stated above, if the market prices are not readily available or are not reflective of the fair value of the security, as of the close of the regular trading on the NYSE (normally, 4:00 pm Eastern time), the security will be priced at a fair value following procedures approved by the Board of Trustees. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate.

3. Foreign Securities:

The Fund may invest a portion of its assets in foreign securities. In the event that the Fund executes a foreign security transaction, the Fund will generally enter into a forward foreign currency contract to settle the foreign security transaction. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks.

The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange at period end. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

4.  Securities Transactions and Investment Income:

Investment security transactions are accounted for as of trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis, which includes amortization of premium and accretion of discounts. Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the highest cost basis for both financial reporting and income tax purposes.

5. Income Tax

Income Tax - Net unrealized appreciation/depreciation of investments based on federal tax costs were as follows:

Gross appreciation (excess of value over tax cost)	22,302,228
Gross depreciation (excess of tax cost over value)	(19,907,988)
Net unrealized appreciation/(depreciation)	2,394,240
Cost of investments for income tax purposes	178,321,276

6.    Total Return Swap Contract:

The Fund may invest in total return swap agreements to manage or gain exposure to various securities or markets in pursuit of it investment objectives.

A total return swap is an agreement between the Fund and a counter-party to exchange a market linked return for a floating rate payment, both based on a notional principal amount. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swaps are marked to market daily based upon quotations from the market makers. The unrealized gain (loss) related to the daily change in the valuation of the notional amount of the swap, as well as the amount due to (owed by) the Fund at termination or settlement, is combined and separately disclosed as an asset (liability). The Fund also records any periodic payments received from (paid to) the counter-party, including at termination, under such contracts as realized gain (loss).

In connection with these agreements, securities or cash may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral to the Fund to cover the Fund’s exposure to the counterparty.

Total Return Swap Counterparty	Shares	Notional Amount	Floating Rate Paid by the Fund	Floating Rate Index	Termination Date	Unrealized Depreciation	% of Net Assets
Macquarie Infrastructure	743,951	$966,301	US One Month LIBOR + 55	US One Month LIBOR	01/06/11	$(162,834)	(0.10)%

7. Fair Value Measurements:

In accordance with GAAP, the Fund uses a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Level 1—Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2—Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3—Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Various inputs are used in determining the value of the Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards.

The following is a summary of the inputs used as of January 31, 2010 in valuing the Fund’s investments carried at value:

Alpine Global Dynamic Dividend Fund

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$179,339,623	$—	$0	$179,339,623
Equity - Linked Structured Notes	—	1,375,824	—	1,375,824
Short Term Investments	69	—	—	69
Total	$179,339,692	$1,375,824	$0	$180,715,516

	Valuation Inputs
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Industrials	$—	$(162,834)	$—	$(162,834)
TOTAL	$—	$(162,834)	$—	$(162,834)

For the quarter ended January 31, 2010, the Portfolio did not have significant unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Alpine Global Dynamic Dividend Fund

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$6,112,748	$—	$—	$6,112,748
Bermuda	1,439,874	—	—	1,439,874
Brazil	26,727,600	—	—	26,727,600
Canada	5,477,457	—	—	5,477,457
China	11,573,179	—	—	11,573,179
Denmark	1,813,730	—	—	1,813,730
Finland	1,771,272	—	—	1,771,272
France	3,140,339	—	—	3,140,339
Germany	4,992,049	—	—	4,992,049
Greece	982,547	—	—	982,547
Guernsey	2,901,728	—	—	2,901,728
Ireland	—	—	—	—
Israel	3,840,060	—	—	3,840,060
Italy	1,783,935	—	—	1,783,935
Japan	1,766,269	—	—	1,766,269
Netherlands	4,548,381	—	—	4,548,381
New Zealand	1,597,836	—	—	1,597,836
Norway	5,465,160	—	—	5,465,160
South Africa	4,511,576	—	—	4,511,576
South Korea	2,927,738	—	—	2,927,738
Spain	2,398,140	—	—	2,398,140
Sweden	9,981,064	—	—	9,981,064
Switzerland	10,116,725	—	—	10,116,725
United Kingdom	7,570,712	—	—	7,570,712
United States	55,899,504	—	—	55,899,504
Equity - Linked Structured Notes	—	1,375,824	—	1,375,824
Short Term Investments	69	—	—	69
Total	$179,339,692	$1,375,824	$—	$180,715,516

	Valuation Inputs
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Industrials	$—	$(162,834)	$—	$(162,834)
TOTAL	$—	$(162,834)	$—	$(162,834)

For the quarter ended January 31, 2010, the Portfolio did not have significant unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Item 2 - Controls and Procedures.

(a)                                  The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b)                                 There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ALPINE GLOBAL DYNAMIC DIVIDEND FUND

By:	/s/ Samuel A. Lieber
Samuel A. Lieber
President (Principal Executive Officer)

Date:	March 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Samuel A. Lieber
Samuel A. Lieber
President (Principal Executive Officer)

Date:	March 29, 2010

By:	/s/ Ronald G. Palmer, Jr.
Ronald G. Palmer, Jr.
Chief Financial Officer (Principal Financial Officer)

Date:	March 29, 2010